Description of Business and Basis of Presentation	3 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation

Note 1—Description of Business and Basis of Presentation

Genprex, Inc. (“we” or “the Company”), is a clinical stage gene therapy company developing a new approach to treating cancer, based upon a novel proprietary technology platform, including our initial product candidate, Oncoprex immunogene therapy for non-small cell lung cancer (NSCLC). Our platform technologies are designed to administer cancer fighting genes by encapsulating them into nanoscale hollow spheres called nanovesicles, which are then administered intravenously and taken up by tumor cells where they express proteins that are missing or found in low quantities. Oncoprex has a multimodal mechanism of action whereby it interrupts cell signaling pathways that cause replication and proliferation of cancer cells, re-establishes pathways for apoptosis, or programmed cell death, in cancer cells, and modulates the immune response against cancer cells. Oncoprex has also been shown to block mechanisms that create drug resistance.

We are subject to all the risks inherent in a start-up company in the biopharmaceutical industry. The biopharmaceutical industry is subject to rapid and technological change. We have numerous competitors, including major pharmaceutical and chemical companies, specialized biotechnology firms, universities and other research institutions. These competitors may succeed in developing technologies and products that are more effective than any that are being developed by us or that would render our technology and products obsolete and noncompetitive. Many of these competitors have substantially greater financial and technical resources than us. In addition, many of our competitors have significantly greater experience than us in pre-clinical testing and human clinical trials of new or improved pharmaceutical products and in obtaining FDA and other regulatory approvals on products for use in health care.

Capital Requirements, Liquidity and Going Concern Considerations

Our financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, as shown in the accompanying financial statements, we have sustained substantial losses from operations since inception and have no current source of revenue. In addition, we have used, rather than provided, cash in our operations. We expect to continue to incur significant expenditures to further clinical trials for the commercial development of our patents.

Management recognizes that we must obtain additional resources to successfully commercialize our intellectual property. To date, we have received funding in the form of equity and debt, and we plan to seek additional funding in the future. However, no assurances can be given that we will be successful in raising additional capital. If we are not able to timely and successfully raise additional capital, the timing of our clinical trials, financial condition and results of operations will continue to be materially affected. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities.